Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	For the year ended December 31,
	2023	2022	2021
	$	$	$
Loss from operations before tax	(3,934)	(67,798)	(47,148)
Gain from discontinued operations			122
	(3,934)	(67,798)	(47,026)

Statutory tax rate	27%	27%	27%

Expected income tax recovery at statutory tax rate	(1,062)	(18,305)	(12,697)

Items not taxable for income tax purposes	(6,172)	-	-
Effect of lower tax rate in foreign jurisdiction	640	3,241	2,417
Change in unrecognized deferred tax assets and other	6,594	15,064	10,280
Tax expense	-	-	-

Summary of Significant Components of Deferred Tax Assets and Liabilities

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Deferred tax assets:
Tax loss carryforwards	47,537	40,196	30,695
Exploration and evaluation assets	3,507	3,602	1,173
Property, plant and equipment (including right-of-use assets)	-	536	-
Investment in Green Technology Metals	1,004	346	-
Investment in Ascend Elements	-	-	-
Other	1,724	100	109
Deferred tax assets	53,772	44,780	31,977

Deferred tax liabilities:
Capital assets	(163)	-	-
Thacker Pass assets	(4,631)	-	-
Investment in Ascend Elements	(484)	-	-
Equity compensation	(5,722)	(4,845)	-
Deferred tax liabilities	(11,000)	(4,845)	-

Unrecognized deferred tax assets	42,772	39,935	31,977